Summary of Carrying Amounts of Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Investment Not Readily Marketable [Line Items]
Time deposits and certificates of deposits (due over 3 months)	¥ 179,875	¥ 160,796
Non-marketable equity securities	9,441	15,393
Long-term loans	43	77
Investments in affiliates and unconsolidated subsidiaries	3,145	1,597
Total	¥ 192,504	¥ 177,863